Common Stock and Convertible Preferred Units (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 28, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock and Convertible Preferred Units (Details) [Line Items]
Common stock description		As of June 30, 2022, NextNav had authorized the issuance of 600,000,000 shares of capital stock, par value, $0.0001 per share, consisting of (a) 500,000,000 shares of common stock and (b) 100,000,000 shares of undesignated preferred stock.	As of December 31, 2021, NextNav had authorized the issuance of 600,000,000 shares of capital stock, par value, $0.0001 per share, consisting of (a) 500,000,000 shares of common stock and (b) 100,000,000 shares of undesignated preferred stock.
Excess stock shares authorized		600,000,000	600,000,000
Common stock shares issued		101,386,973	96,546,611	7,345,733
Common stock shares outstanding		101,386,800	96,546,611	7,345,733
Preferred units description		The conversion ratio was subject to certain adjustments as defined in Holdings’ operating agreement. Preferred Units would automatically convert into Class A Common Units upon (i) in the case of the Class D Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class D Redeemable Preferred Units or (ii) in the case of the Class C Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class C Redeemable Preferred Units or (iii) a Public Offering (as defined in Holdings’ operating agreement) where gross proceeds were at least $75 million.	The conversion ratio was subject to certain adjustments as defined in Holdings’ operating agreement. Preferred Units would automatically convert into Class A Common Units upon (i) in the case of the Class D Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class D Redeemable Preferred Units or (ii) in the case of the Class C Redeemable Preferred Units, the affirmative election of the holders of 66 2/3% of the outstanding Class C Redeemable Preferred Units or (iii) a Public Offering (as defined in Holdings’ operating agreement) where gross proceeds were at least $75 million.
Preferred stock voting rights description		In addition, certain actions required the affirmative approval of 66 2/3% of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (each voting as a separate class), including liquidation or dissolution of Holdings, creation of a senior class of units, payment of preferred return, increasing the authorized number of Common or Preferred Units, or amendment of Holdings’ operating agreement.	In addition, certain actions required the affirmative approval of 66 2/3% of Class C Redeemable Preferred Units and Class D Redeemable Preferred Units (each voting as a separate class), including liquidation or dissolution of Holdings, creation of a senior class of units, payment of preferred return, increasing the authorized number of Common or Preferred Units, or amendment of Holdings’ operating agreement.
Preferred stock redemption description		The Class D Redeemable Preferred Units were redeemable by Holdings, at the request of the holders of 66 2/3% of the then-outstanding Class D Redeemable Preferred Unit holders, over a three-year period commencing on or after the later of September 1, 2021 and the date that was 91 days after the earlier of December 27, 2026 and the date upon which Holdings’ obligations under the senior secured loan facility (the “Financing Agreement”), which Holdings entered into in December 2019 and amended in June 2021 with Fortress Credit Corporation, were satisfied in full, provided that in either case neither a qualified offering or a capital transaction had occurred prior to such request, at a per unit price of $2.13 for units issued in 2012, $2.56 for units issued in 2014, $2.89 for units issued in September 2016, and $5.78 and $11.56 for units issued in December 2019, plus any accrued and unpaid preferred return, whether or not declared.	The Class D Redeemable Preferred Units were redeemable by Holdings, at the request of the holders of 66 2/3% of the then-outstanding Class D Redeemable Preferred Unit holders, over a three-year period commencing on or after the later of September 1, 2021 and the date that was 91 days after the earlier of December 27, 2026 and the date upon which Holdings’ obligations under the Financing Agreement were satisfied in full, provided that in either case neither a qualified offering or a capital transaction had occurred prior to such request, at a per unit price of $2.13 for units issued in 2012, $2.56 for units issued in 2014, $2.89 for units issued in September 2016, and $5.78 and $11.56 for units issued in December 2019, plus any accrued and unpaid preferred return, whether or not declared.
Common Stock [Member]
Common Stock and Convertible Preferred Units (Details) [Line Items]
Common stock shares issued			96,546,611
Common stock shares outstanding			96,546,611
Class A-1 Common Units [Member]
Common Stock and Convertible Preferred Units (Details) [Line Items]
Designated common units		0.0001	0.0001
Class C Redeemable Preferred Units [Member]
Common Stock and Convertible Preferred Units (Details) [Line Items]
Annual rate		8.00%	8.00%
Cumulative undeclared preferred return (in Dollars)				$ 6.0
Redemption value (in Dollars)	$ 11.9			11.9
Preferred stock converted units	5,365,566
Class D Redeemable Preferred Units [Member]
Common Stock and Convertible Preferred Units (Details) [Line Items]
Annual rate		10.00%	10.00%
Cumulative undeclared preferred return (in Dollars)				146.2
Price per unit (in Dollars per share)		$ 0.44	$ 0.44
Redemption value (in Dollars)	$ 371.6			$ 357.7
Preferred stock converted units	42,286,068